Financial risk management - Summary of Changes in Loss Allowances (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	¥ 19,880,882
Changes due to financial assets recognized
Ending Balance	21,271,427	¥ 19,880,882
Financial instruments credit-impaired [member] | Loans [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	1,068	1,062
Changes due to financial assets recognized
— Transfer to lifetime expected credit losses	0	0
— Transfer to 12-month expected credit losses	0	0
— Financial assets that have been derecognized	(156)	(151)
New financial assets originated or purchased	50	48
Changes in models/risk parameters	129	110
Foreign exchange and other movements	0	(1)
Ending Balance	1,091	1,068
Lifetime expected credit losses [member] | Trade And Other Receivables And Contract Assets Including Noncurrent Other Receivables In The Pictures Segment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	30,066	27,108
Changes due to financial assets recognized
— Financial assets that have been derecognized	(935)	(2,151)
New financial assets originated or purchased	5,998	6,673
Write-offs	(9,501)	(5,682)
Changes in models/risk parameters	4,269	4,066
Foreign exchange and other movements	1,444	52
Ending Balance	31,341	30,066
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Loans [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	946	936
Changes due to financial assets recognized
— Transfer to lifetime expected credit losses	1	1
— Transfer to 12-month expected credit losses	(103)	(97)
— Financial assets that have been derecognized	(97)	(121)
New financial assets originated or purchased	17	21
Changes in models/risk parameters	163	208
Foreign exchange and other movements	0	(2)
Ending Balance	927	946
12-month expected credit losses [member] | Financial instruments credit-impaired [member] | Loans [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	122	126
Changes due to financial assets recognized
— Transfer to lifetime expected credit losses	(1)	(1)
— Transfer to 12-month expected credit losses	103	97
— Financial assets that have been derecognized	(59)	(30)
New financial assets originated or purchased	33	27
Changes in models/risk parameters	(34)	(98)
Foreign exchange and other movements	0	1
Ending Balance	164	122
12-month expected credit losses [member] | Debt securities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning Balance	29	41
Changes due to financial assets recognized
— Financial assets that have been derecognized	(6)	(11)
New financial assets originated or purchased	44	12
Changes in models/risk parameters	(14)	(14)
Foreign exchange and other movements	0	1
Ending Balance	¥ 53	¥ 29